DISCONTINUED OPERATIONS - Summary of Statement of Discontinued Operation (Details) - Discontinued Operations, Disposed of by Sale - IWCO Direct Holdings, Inc. - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue		$ 387,510	$ 444,360
Cost of revenue		305,601	345,173
Gross profit		81,909	99,187
Selling, general and administrative		47,254	58,992
Amortization of intangible assets(a)		20,258	27,255
Impairment of goodwill(b)		25,658	0
Total operating expenses(c)		93,170	86,247
Operating (loss) income		(11,261)	12,940
Interest income		3	2
Interest expense		(28,524)	(31,978)
Total other expense, net		(28,521)	(31,976)
Loss from discontinued operations before income taxes		(39,782)	(19,036)
Income tax benefit		7,226	9,748
Loss from discontinued operations, net of tax		(32,556)	(9,288)
Restructuring expense	$ 3,700
Direct Marketing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization of intangible assets(a)		20,300	$ 27,300
Impairment of goodwill(b)		$ 25,700